FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount	$ 59,774,467	$ 38,948,292	$ 33,136,858
Commitments to originate and sell mortgage loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount	31,960,061	15,661,263	9,426,644
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount	22,994,407	18,695,121	19,319,363
Unused lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount	$ 4,819,999	$ 4,591,908	4,319,272
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount			$ 71,579